Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information

(12) Segment Information

As described in Note 1(a) “Nature of Operations”, the Company operates in three reportable segments: Container Ownership, Container Management and Container Resale. The following tables show segment information for 2015, 2014 and 2013, reconciled to the Company’s income before income tax and noncontrolling interests as shown in its consolidated statements of comprehensive income:

2015	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$508,876	$1,590	$–	$–	$–	$510,466
Management fees from external customers	317	12,002	3,291	–	–	15,610
Inter-segment management fees	–	45,620	10,104	–	(55,724)	–
Trading container sales proceeds	–	–	12,670	–	–	12,670
Gains on sale of containers, net	3,454	–	–	–	–	3,454

Total revenue	$512,647	$59,212	$26,065	$–	$(55,724)	$542,200

Depreciation expense	$196,527	$792	$–	$–	$(5,946)	$191,373

Container impairment	$35,345	$–	$–	$–	$–	$35,345

Interest expense	$76,521	$–	$–	$–	$–	$76,521

Unrealized losses on interest rate swaps, collars and caps, net	$1,947	$–	$–	$–	$–	$1,947

Segment income before income tax and noncontrolling interests	$87,015	$26,305	$9,335	$(4,283)	$786	$119,158

Total assets	$4,369,138	$117,033	$5,210	$7,251	$(112,378)	$4,386,254

Purchases of long-lived assets	$510,269	$1,070	$–	$–	$–	$511,339

2014	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$502,596	$1,629	$–	$–	$–	$504,225
Management fees from external customers	345	13,656	3,407	–	–	17,408
Inter-segment management fees	–	49,032	10,206	–	(59,238)	–
Trading container sales proceeds	–	–	27,989	–	–	27,989
Gains on sale of containers, net	13,469	–	–	–	–	13,469

Total revenue	$516,410	$64,317	$41,602	$–	$(59,238)	$563,091

Depreciation expense	$167,928	$912	$–	$–	$(5,352)	$163,488

Container impairment	$13,108	$–	$–	$–	$–	$13,108

Interest expense	$85,931	$–	$–	$–	$–	$85,931

Unrealized gains on interest rate swaps, collars and caps, net	$1,512	$–	$–	$–	$–	$1,512

Segment income before income tax and noncontrolling interests	$143,618	$30,298	$10,249	$(3,291)	$(3,888)	$176,986

Total assets	$4,329,318	$116,415	$8,190	$5,096	$(100,042)	$4,358,977

Purchases of long-lived assets	$858,293	$662	$–	$–	$–	$858,955

2013	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$467,647	$1,085	$–	$–	$–	$468,732
Management fees from external customers	375	15,904	3,642	–	–	19,921
Inter-segment management fees	–	45,016	10,369	–	(55,385)	–
Trading container sales proceeds	–	–	12,980	–	–	12,980
Gains on sale of containers, net	27,340	–	–	–	–	27,340

Total revenue	$495,362	$62,005	$26,991	$–	$(55,385)	$528,973

Depreciation expense	$143,898	$877	$–	$–	$(4,692)	$140,083

Container impairment	$8,891	$–	$–	$–	$–	$8,891

Interest expense	$85,174	$–	$–	$–	$–	$85,174

Unrealized gains on interest rate swaps, collars and caps, net	$8,656	$–	$–	$–	$–	$8,656

Segment income before income tax and noncontrolling interests	$160,145	$33,011	$10,740	$(3,841)	$(3,850)	$196,205

Total assets	$3,861,688	$108,227	$14,211	$3,012	$(78,155)	$3,908,983

Purchases of long-lived assets	$699,638	$891	$–	$–	$–	$700,529

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container Management and the Container Resale segments and the Container Ownership segment.

Geographic Segment Information

The Company’s container lessees use containers for their global trade utilizing many worldwide trade routes. The Company earns its revenue from international carriers when the containers are in use and carrying cargo around the world. Substantially all of the Company’s leasing related revenue is denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.